Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Sep. 30, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Research and development tax credit receivables	$ 106	$ 103
Prepayments	136	107
Other receivables	104	46
Total prepaid expenses and other current assets	$ 346	$ 256